Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shareholders' Equity

7. Shareholders’ Equity

During the three-month period ended September 30, 2013, the Company did not issue any shares of Class A common stock in lieu of cash compensation, to its independent directors for services rendered. During the nine-month period ended September 30, 2013, the Company issued 6,923 shares of Class A common stock in lieu of cash compensation, to its independent directors for services rendered during 2013. Additionally, the Company issued 185,000 and 803,,000 options to purchase shares of Class A common stock upon vesting and exercise to employees, during the three- and nine-month periods ending September 30, 2013, respectively.

During March 2013, the Company issued warrants to purchase shares of our Class A common stock pursuant to the SVB Loan (see Note 3. Revolving Line of Credit). On June 18, 2013, SVB completed a cashless exercise of the SVB warrants resulting in the Company issuing 78,973 shares of Class A common stock to SVB. The cashless exercise is based on the closing price of the Company’s Class A common stock on the day before notification of exercise is received. On June 17, 2013, the Company’s Class A common stock closed at $2.92 per share.

On June 3, 2013, the Company closed the private placement contemplated by the Securities Purchase Agreement entered into on May 24, 2013 with unaffiliated investors. Upon closing, the Company issued 3,366,974 shares of Class A common stock at a purchase price of $2.75 per share, or $9.3 million in the aggregate, and warrants to purchase up to an aggregate of 1,683,488 shares of Common Stock with an exercise price of $2.75 per share, which are immediately exercisable and have a term of 5 years. The Company received net proceeds of $8.4 million after offering expenses. Proceeds from the transaction will be used for general corporate and working capital purposes.

The Company reviewed the accounting treatment for the warrants issued and determined that they met the applicable requirement under ASC 480 for classification as a liability (See Note 3. Fair Value Measurements). Under the terms of a registration rights agreement between the Company and the investors, the Company filed a Form S-3 Registration Statement with the SEC on June 20, 2013, for the purpose of registering under the Securities Act the shares of common stock issued pursuant to the private placement and the shares of common stock to be issued upon exercise of the warrants issued pursuant to the private placement. The SEC declared the registration statement effective on July 3, 2013.

12. Shareholders’ Equity and Warrants

During 2012, we issued 33,056 shares of our Class A common stock under our Real Goods Solar, Inc. 2008 Long-Term Incentive Plan (“2008 Incentive Plan”) to certain of our independent directors, in lieu of cash compensation, for services rendered during 2012.

On December 19, 2011, we issued 8.7 million shares of our Class A common stock as consideration for Alteris. See Note 3. Mergers and Acquisitions.

On December 31, 2011, Gaiam converted its remaining 2,153,293 shares of our Class B common stock into shares of our Class A common stock. At the end of 2011, Gaiam owned approximately 37% of our outstanding Class A common stock.

During 2011, we issued 29,408 shares of our Class A common stock under our 2008 Incentive Plan to our independent directors, in lieu of cash compensation, for services rendered during 2011.

On June 30, 2011, we repurchased 379,400 shares of our Class A common stock for a total cost of $1.1 million. We recorded this repurchase of our shares in accordance with the cost method of accounting for treasury stock. Since we have not yet decided the ultimate disposition of the re-acquired shares, their cost is reflected in our consolidated balance sheet at December 31, 2011 as a $1.1 million reduction to additional paid-in capital.

During 2010, we issued 21,040 shares of our Class A common stock under our 2008 Incentive Plan to our independent directors, in lieu of cash compensation, for services rendered during 2010. Following this issuance, Gaiam owned 54.6% of our total outstanding common stock. For the last five years, we have valued shares issued to our independent directors at estimated fair value based on the closing price of our Class A common stock on the date the shares were issued, which by policy is the last trading day of each quarter in which the services were rendered.

As part of the contingent consideration for the acquisition of Carlson Solar on January 1, 2008, we issued seven-year warrants to purchase 30,000 shares of our Class A common stock at an exercise price of $3.20 per share. On November 1, 2007, as part of the contingent consideration for the acquisition of Marin Solar, we issued seven-year warrants to purchase 40,000 shares of our Class A common stock at an exercise price of $3.20 per share.

At December 31, 2012, we had the following shares of Class A common stock reserved for future issuance:

Stock options under the our incentive plans	1,525,320
Stock options under plans not approved by security holders	300,000
Warrants outstanding	70,000

Total shares reserved for future issuance	1,895,320

Each holder of our Class A common stock is entitled to one vote for each share held on all matters submitted to a vote of shareholders. On December 31, 2011, Gaiam converted all of its holdings of our Class B common stock to Class A common stock and, as a result, we have had no shares of Class B common stock outstanding since December 31, 2011. Under the terms of our articles of incorporation and merger with Alteris, we are prohibited from issuing Class B common stock in the future. All holders of Class A common stock vote as a single class on all matters that are submitted to the shareholders for a vote. Accordingly, Gaiam and Riverside, as the holders of approximately 37% and 29% of the Class A common stock, respectively, and entitled to vote in any election of directors, may exert significant influence over the election of the directors. Shareholders with the minimum number of votes that would be necessary to authorize or take action at a meeting at which all of the shares entitled to vote were present and voted may consent to an action in writing and without a meeting under certain circumstances.

Holders of our Class A common stock are entitled to receive dividends, if any, as may be declared by the Board of Directors out of legally available funds. In the event of a liquidation, dissolution or winding up of Real Goods Solar, our Class A common stock holders are entitled to share ratably in our assets remaining after the payment of all of our debts and other liabilities. Holders of our Class A common stock have no preemptive, subscription or redemption rights, and there are no redemption or sinking fund provisions applicable to our Class A common stock.